                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21884

                  Oppenheimer Rochester Virginia Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 12/31/2010

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

  Principal
   Amount                                                                                       Coupon     Maturity        Value
------------                                                                                    ------    ----------   ------------
Municipal Bonds and Notes--117.8%
Virginia--63.6%
$    100,000   Albemarle County, VA IDA (Westminster-Canterbury of the Blue Ridge)(1)            5.000%   01/01/2031   $     84,930
      20,000   Alexandria, VA IDA (Alexandria Hospital)                                          5.500    07/01/2014         20,074
     180,000   Alexandria, VA IDA Pollution Control (Potomac Electric Power Company)(1)          5.375    02/15/2024        180,018
     405,000   Alexandria, VA Redevel. & Hsg. Authority (CRS Alexandria Hsg. Corp.)(1)           6.125    10/01/2029        406,839
       5,000   Broadway, VA IDA (Bridgewater College)                                            5.375    04/01/2033          4,445
     265,000   Buena Vista, VA Public Recreational Facilities Authority (Golf Course)            5.500    07/15/2035        225,738
   2,400,000   Celebrate, VA North Community Devel. Authority Special Assessment                 6.750    03/01/2034      1,679,280
      15,000   Chesapeake, VA IDA (Chesapeake Court House)(1)                                    5.250    06/01/2017         15,046
     285,000   Chesapeake, VA Redevel. & Hsg. Authority (Chesapeake Crossing Seniors
               Community Three)                                                                  6.200    04/01/2028        202,550
      20,000   Chesapeake, VA Toll Road (Expressway)(1)                                          5.625    07/15/2032         19,099
     500,000   Chesterfield County, VA EDA (VA Electric & Power Company)(1)                      5.600    11/01/2031        474,355
     720,000   Chesterfield County, VA Health Center (Lucy Corr Village)                         6.250    12/01/2038        661,500
      25,000   Danville, VA IDA (Collegiate Hsg. Foundation)                                     6.500    06/01/2014         25,317
      70,000   Danville, VA IDA Educational Facilities (Averett University)                      6.000    03/15/2016         70,466
     265,000   Dulles, VA Town Center CDA (Dulles Town Center)                                   6.250    03/01/2026        254,209
      25,000   Fairfax County, VA Redevel. & Hsg. Authority (Grand View Apartments)(1)           5.450    08/01/2025         25,005
      25,000   Fairfax County, VA Redevel. & Hsg. Authority (Herndon Harbor House)(1)            5.875    08/01/2027         25,009
      10,000   Fairfax County, VA Redevel. & Hsg. Authority (Herndon Harbor II)(1)               5.500    05/01/2029         10,001
   1,336,000   Farms New Kent, VA Community Devel. Authority Special Assessment                  5.125    03/01/2036        901,666
   1,220,000   Farms New Kent, VA Community Devel. Authority Special Assessment                  5.450    03/01/2036        856,013
   1,250,000   Farms New Kent, VA Community Devel. Authority Special Assessment                  5.800    03/01/2036        912,725
   2,550,000   Halifax County, VA IDA (Old Dominion Electric Cooperative)(1)                     5.625    06/01/2028      2,592,560
     170,000   Henrico County, VA IDA (Browning-Ferris Industries)                               5.875    03/01/2017        170,126
     125,000   James City County, VA IDA (Anheuser-Busch Companies)(1)                           6.000    04/01/2032        124,986
      10,000   Lancaster County, VA IDA (Rappahannock Westminster Canterbury)                    6.000    04/01/2032          8,189
   1,000,000   Lewistown, VA Commerce Center Community Devel. Authority                          6.050    03/01/2027        444,600
      20,000   Lexington, VA IDA (Carilion Stonewall Jackson Hospital)                           6.875    07/01/2020         20,042
      35,000   Lexington, VA IDA (Stonewall Jackson Hospital)                                    7.000    07/01/2030         34,452


                1 | Oppenheimer Rochester Virginia Municipal Fund

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

  Principal
   Amount                                                                                       Coupon     Maturity        Value
------------                                                                                    ------    ----------   ------------
$     65,000   Loudoun County, VA IDA (Dulles Airport Marriott Hotel)(1)                         7.125%   09/01/2015   $     63,353
      10,000   Lynchburg, VA IDA (Lynchburg College)(1)                                          5.250    09/01/2028          9,375
      15,000   Lynchburg, VA IDA (The Summit)                                                    6.125    01/01/2021         14,463
      25,000   Lynchburg, VA IDA (The Summit)                                                    6.250    01/01/2028         23,460
   1,500,000   Manassas Park, VA Economic Devel. Authority                                       6.000    07/15/2035      1,444,110
      10,000   Manassas, VA GO(1)                                                                6.000    05/01/2014         10,204
     100,000   New Port, VA CDA                                                                  5.600    09/01/2036         53,082
      30,000   Norfolk, VA Airport Authority (Air Cargo)(1)                                      6.250    01/01/2030         27,538
     300,000   Norfolk, VA EDA, Series A                                                         6.000    11/01/2036        206,697
      10,000   Norfolk, VA GO(1)                                                                 5.750    06/01/2017         10,018
     815,000   Norfolk, VA Redevel. & Hsg. Authority (First Mtg.-Retirement Community)           6.125    01/01/2035        694,462
      50,000   Norfolk, VA Water(1)                                                              5.125    11/01/2028         50,014
      30,000   Norfolk, VA Water(1)                                                              5.900    11/01/2025         30,021
   2,180,000   Norton, VA IDA (Norton Community Hospital)                                        6.000    12/01/2022      2,095,111
     170,000   Peninsula, VA Ports Authority (The Brinks Company)(1)                             6.000    04/01/2033        171,176
     465,000   Peninsula, VA Ports Authority Health Care Facilities (Bon Secours Health
               Systems)(1)                                                                       5.250    08/15/2023        464,995
     250,000   Peninsula, VA Ports Authority Residential Care Facility (Virginia Baptist
               Homes)                                                                            5.375    12/01/2026        164,103
   1,500,000   Peninsula, VA Town Center Community Devel. Authority Special Obligation           6.350    09/01/2028      1,390,395
   3,100,000   Peninsula, VA Town Center Community Devel. Authority Special Obligation           6.450    09/01/2037      2,825,650
      75,000   Prince William County, VA IDA (Melrose Apartments)(1)                             5.400    01/01/2029         54,635
   1,735,000   Prince William County, VA Multifamily Hsg. Pass-Through Certificates (Woodward
               Gables)                                                                           5.600    11/01/2034      1,659,614
      45,000   Richmond, VA IDA (Virginia Commonwealth University Real Estate Foundation)(1)     5.550    01/01/2031         44,625
       5,000   Richmond, VA Metropolitan Authority (Expressway)                                  5.400    01/15/2013          5,095
      25,000   Roanoke, VA IDA (Virginia Lutheran Homes)                                         6.000    12/01/2032         20,601
      35,000   Southampton County, VA IDA Medical Facilities Mtg.                                5.625    01/15/2022         35,019
   1,100,000   Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt. Rogers)         6.500    08/01/2028      1,039,478
   1,000,000   Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt. Rogers)         6.500    08/01/2038        893,620
       5,000   Suffolk, VA IDA (Hotel & Conference Center)                                       5.125    10/01/2035          5,562
   3,110,000   Suffolk, VA IDA (Lake Prince Center)                                              5.150    09/01/2024      2,753,905
     400,000   Suffolk, VA IDA (Lake Prince Center)                                              5.300    09/01/2031        335,044
     410,000   Suffolk, VA Redevel. & Hsg. Authority (Hope Village Apartments)(1)                5.600    02/01/2033        417,761
   1,200,000   VA Celebrate South CDA Special Assessment                                         6.250    03/01/2037        800,664
   2,000,000   VA College Building Authority (Regent University)(1)                              5.000    06/01/2026      1,898,860
   2,000,000   VA College Building Authority (Regent University)(1)                              5.000    06/01/2029      1,820,280
     310,000   VA College Building Authority Educational Facilities (Regent University)(1)       5.000    06/01/2036        269,452


                2 | Oppenheimer Rochester Virginia Municipal Fund

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

  Principal
   Amount                                                                                       Coupon     Maturity        Value
------------                                                                                    ------    ----------   ------------
$    218,000   VA Gateway Community Devel. Authority                                             6.375%   03/01/2030   $    198,591
     100,000   VA H2O Community Devel. Authority                                                 5.200    09/01/2037         52,804
      45,000   VA Hsg. Devel. Authority (Rental Hsg.)(1)                                         5.200    04/01/2020         45,065
   8,000,000   VA Hsg. Devel. Authority, Series A(1)                                             5.300    07/01/2035      7,833,520
   2,940,000   VA Hsg. Devel. Authority, Series E(1)                                             6.250    07/01/2031      3,070,360
     150,000   VA Hsg. Devel. Authority, Series E(1)                                             6.375    01/01/2036        157,415
     235,000   VA Multifamily Hsg. (The Broad Point/American International Group)                5.950(2) 11/01/2033        220,338
      20,000   VA Resources Authority Airports, Series B(1)                                      5.125    08/01/2027         18,868
      20,000   VA Resources Authority Airports, Series B(1)                                      5.125    08/01/2027         18,868
   1,500,000   VA Small Business Financing Authority (Hampton Roads Proton)                      9.000    07/01/2039      1,569,765
   8,000,000   VA Small Business Financing Authority (Sentara Healthcare)(3)                     5.000    11/01/2040      7,901,680
     250,000   VA Small Business Financing Authority (Wellmont Health System)(1)                 5.250    09/01/2037        215,993
  22,000,000   VA Tobacco Settlement Authority                                                   5.770(4) 06/01/2047        464,420
 173,000,000   VA Tobacco Settlement Authority                                                  10.040(4) 06/01/2047      4,222,930
     350,000   Virginia Beach, VA Industrial Devel. Revenue (Holiday Inn)                        7.250    12/01/2012        347,802
     550,000   Washington County, VA IDA (Mountain States Health Alliance)(1)                    7.250    07/01/2019        618,112
     485,000   Washington County, VA IDA (Mountain States Health Alliance)(1)                    7.500    07/01/2029        535,877
     250,000   Washington County, VA IDA (Mountain States Health Alliance)(1)                    7.750    07/01/2038        276,975
   3,425,000   Watkins Centre, VA Community Devel. Authority                                     5.400    03/01/2020      3,237,550
   3,150,000   White Oaks, VA Village Shops Community Devel. Authority Special Assessment        5.300    03/01/2017      3,154,694
                                                                                                                       ------------
                                                                                                                         66,413,309
U.S. Possessions--41.9%
     200,000   Guam GO(1)                                                                        6.750    11/15/2029        214,448
     400,000   Guam GO(1)                                                                        7.000    11/15/2039        433,868
   1,000,000   Guam Government Waterworks Authority & Wastewater System(1)                       5.625    07/01/2040        919,920
      35,000   Guam Hsg. Corp. (Single Family Mtg.)                                              5.750    09/01/2031         36,334
     980,000   Northern Mariana Islands Commonwealth, Series A                                   5.000    06/01/2017        882,118
   1,190,000   Northern Mariana Islands Commonwealth, Series A                                   5.000    06/01/2030        953,285
     255,000   Puerto Rico Aqueduct & Sewer Authority(1)                                         0.000(5) 07/01/2024        252,246
     750,000   Puerto Rico Aqueduct & Sewer Authority(1)                                         6.000    07/01/2038        754,493
   1,600,000   Puerto Rico Aqueduct & Sewer Authority(1)                                         6.000    07/01/2044      1,605,744
     195,000   Puerto Rico Children's Trust Fund (TASC)(1)                                       5.375    05/15/2033        183,281
     550,000   Puerto Rico Children's Trust Fund (TASC)(1)                                       5.625    05/15/2043        485,249
  25,800,000   Puerto Rico Children's Trust Fund (TASC)                                          6.417(4) 05/15/2050        589,788
   1,000,000   Puerto Rico Commonwealth GO(1)                                                    6.000    07/01/2039      1,011,940
   1,250,000   Puerto Rico Commonwealth GO(1)                                                    6.500    07/01/2037      1,340,100
     115,000   Puerto Rico Electric Power Authority, Series AAA(1)                               5.250    07/01/2026        114,759
     350,000   Puerto Rico Electric Power Authority, Series AAA(1)                               5.250    07/01/2027        347,330


                3 | Oppenheimer Rochester Virginia Municipal Fund

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

  Principal
   Amount                                                                                       Coupon     Maturity        Value
------------                                                                                    ------    ----------   ------------
$    580,000   Puerto Rico Electric Power Authority, Series AAA(1)                               5.250%   07/01/2028   $    574,113
     200,000   Puerto Rico Electric Power Authority, Series AAA(1)                               5.250    07/01/2029        194,920
     210,000   Puerto Rico Electric Power Authority, Series AAA(1)                               5.250    07/01/2030        203,280
     225,000   Puerto Rico Electric Power Authority, Series AAA(1)                               5.250    07/01/2031        216,266
   1,000,000   Puerto Rico Highway & Transportation Authority(1)                                 5.250    07/01/2030        953,090
     250,000   Puerto Rico Highway & Transportation Authority                                    5.300    07/01/2035        234,068
     500,000   Puerto Rico Highway & Transportation Authority(1)                                 5.500    07/01/2023        512,045
     150,000   Puerto Rico Infrastructure(1)                                                     5.000    07/01/2046        133,877
     100,000   Puerto Rico Infrastructure(1)                                                     5.500    07/01/2024        101,622
     310,000   Puerto Rico Infrastructure                                                        6.800(4) 07/01/2029         89,472
   1,000,000   Puerto Rico Infrastructure                                                        7.000(4) 07/01/2033        202,210
     500,000   Puerto Rico Infrastructure                                                        7.000(4) 07/01/2035         85,580
   3,110,000   Puerto Rico Infrastructure                                                        7.002(4) 07/01/2032        685,879
     820,000   Puerto Rico Infrastructure                                                        7.050(4) 07/01/2042         84,271
   5,600,000   Puerto Rico Infrastructure                                                        7.391(4) 07/01/2030      1,480,024
      75,000   Puerto Rico Infrastructure (Mepsi Campus)                                         5.600    10/01/2014         74,122
   1,825,000   Puerto Rico Infrastructure (Mepsi Campus)                                         6.250    10/01/2024      1,743,058
     905,000   Puerto Rico Infrastructure (Mepsi Campus)                                         6.500    10/01/2037        825,179
   4,535,000   Puerto Rico Infrastructure Financing Authority                                    6.800(4) 07/01/2031      1,095,112
     745,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                                 5.000    03/01/2036        630,091
     160,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                                 5.375    02/01/2019        160,013
     250,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                                 5.375    02/01/2029        233,408
     750,000   Puerto Rico ITEMECF (Cogeneration Facilities)                                     6.625    06/01/2026        751,485
      25,000   Puerto Rico ITEMECF (SEAM/Hospital Espanol Auxilio Obligated Group)(1)            6.250    07/01/2024         25,015
     500,000   Puerto Rico ITEMECF (University of the Sacred Heart)(1)                           5.250    09/01/2031        456,430
     105,000   Puerto Rico Port Authority (American Airlines), Series A                          6.250    06/01/2026         90,963
   1,000,000   Puerto Rico Public Buildings Authority(1)                                         5.625    07/01/2039        971,670
     250,000   Puerto Rico Public Buildings Authority(1)                                         6.250    07/01/2031        267,445
   1,515,000   Puerto Rico Public Buildings Authority(1)                                         6.750    07/01/2036      1,613,657
   1,500,000   Puerto Rico Public Buildings Authority(1)                                         7.000    07/01/2021      1,652,820
     500,000   Puerto Rico Public Buildings Authority(1)                                         7.000    07/01/2025        540,470
      25,000   Puerto Rico Public Finance Corp., Series A(1)                                     5.250    08/01/2031         25,337
     145,000   Puerto Rico Public Finance Corp., Series A(1)                                     5.750    08/01/2027        147,716
      65,000   Puerto Rico Public Finance Corp., Series A                                        6.000    08/01/2015         65,564
      25,000   Puerto Rico Sales Tax Financing Corp., Series A(1)                                5.750    08/01/2037         25,252
  19,650,000   Puerto Rico Sales Tax Financing Corp., Series A                                   6.070(4) 08/01/2054      1,024,355
   5,000,000   Puerto Rico Sales Tax Financing Corp., Series A                                   6.100(4) 08/01/2044        557,500
   1,000,000   Puerto Rico Sales Tax Financing Corp., Series A(1)                                6.500    08/01/2044      1,083,280
  13,950,000   Puerto Rico Sales Tax Financing Corp., Series A                                   7.287(4) 08/01/2056        634,446
     250,000   Puerto Rico Sales Tax Financing Corp., Series C(1)                                0.000(5) 08/01/2032        197,385
   8,000,000   Puerto Rico Sales Tax Financing Corp., Series C(3)                                5.750    08/01/2057      8,275,360
     200,000   V.I. HFA, Series A                                                                6.500    03/01/2025        200,117
     300,000   V.I. Public Finance Authority (Hovensa Refinery)(1)                               4.700    07/01/2022        262,125


                4 | Oppenheimer Rochester Virginia Municipal Fund

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

  Principal
   Amount                                                                                       Coupon     Maturity        Value
------------                                                                                    ------    ----------   ------------
$    900,000   V.I. Public Finance Authority (Hovensa Refinery)(1)                               5.875%   07/01/2022   $    872,613
     620,000   V.I. Public Finance Authority (Hovensa Refinery)(1)                               6.125    07/01/2022        614,209
     500,000   V.I. Public Finance Authority (Matching Fund Loan Note)(1)                        5.250    10/01/2029        462,850
     400,000   V.I. Public Finance Authority, Series A(1)                                        5.000    10/01/2039        358,532
     750,000   V.I. Public Finance Authority, Series A(1)                                        6.375    10/01/2019        758,880
   1,250,000   V.I. Water & Power Authority, Series A(1)                                         5.000    07/01/2031      1,147,825
                                                                                                                       ------------
                                                                                                                         43,719,904
District of Columbia--12.3%
     150,000   Metropolitan Washington D.C. Airport Authority(1)                                 5.375    10/01/2029        150,647
   1,500,000   Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)                 1.426(4) 10/01/2041      1,054,650
   5,000,000   Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)                 7.170(4) 10/01/2040        674,150
   5,000,000   Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)                 7.910(4) 10/01/2040        634,650
   5,000,000   Metropolitan Washington D.C. Airport Authority (Dulles Toll Road-Metrorail)(1)    0.000(5) 10/01/2044      2,841,950
   8,000,000   Metropolitan Washington D.C. Airport Authority, Series A(3)                       5.000    10/01/2035      7,539,200
                                                                                                                       ------------
                                                                                                                         12,895,247
Total Investments, at Value (Cost $130,404,933)-117.8%                                                                  123,028,460
Liabilities in Excess of Other Assets-(17.8)                                                                            (18,590,319)
                                                                                                                       ------------
Net Assets-100.0%                                                                                                      $104,438,141
                                                                                                                       ============

Footnotes to Statement of Investments

(1.) All or a portion of the security position has been segregated for collateral to cover borrowings.

(2.) Represents the current interest rate for a variable or increasing rate security.

(3.) Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

(4.) Zero coupon bond reflects effective yield on the date of purchase.

(5.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.


                5 | Oppenheimer Rochester Virginia Municipal Fund

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of December 31, 2010 based on valuation input level:

                                                                  LEVEL 3--
                              LEVEL 1--         LEVEL 2--        SIGNIFICANT
                              UNADJUSTED    OTHER SIGNIFICANT   UNOBSERVABLE
                            QUOTED PRICES   OBSERVABLE INPUTS      INPUTS          VALUE
                            -------------   -----------------   ------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
   Virginia                      $--           $ 66,413,309         $--        $ 66,413,309
   U.S. Possessions               --             43,719,904          --          43,719,904
   District of Columbia           --             12,895,247          --          12,895,247
                                 ---           ------------         ---        ------------
Total Assets                     $--           $123,028,460         $--        $123,028,460
                                 ---           ------------         ---        ------------


Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION METHODOLOGIES, IF ANY, DURING THE REPORTING PERIOD.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CDA     Communities Devel. Authority
EDA     Economic Devel. Authority
GO      General Obligation
HFA     Housing Finance Agency
IDA     Industrial Devel. Agency
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community
        Facilities
ROLs    Residual Option Longs
SEAM    Sociedad Espanola de Auxilio Mutuo
TASC    Tobacco Settlement Asset-Backed Bonds
V.I.    United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level


                6 | Oppenheimer Rochester Virginia Municipal Fund

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $18,000,000 as of December 31, 2010.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of


                7 | Oppenheimer Rochester Virginia Municipal Fund

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At December 31, 2010, municipal bond holdings with a value of $23,716,240 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $18,000,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At December 31, 2010, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                             COUPON    MATURITY
  AMOUNT     INVERSE FLOATER(1)                                       RATE (2)     DATE        VALUE
----------   ------------------------------------------------------   --------   --------   ----------
$2,000,000   Metropolitan Washington D.C. Airport Authority ROLs(3)    14.341%    10/1/35   $1,539,200
 2,000,000   Puerto Rico Sales Tax Financing Corp. ROLs(3)             17.098      8/1/57    2,275,360
 2,000,000   VA Small Business Financing Authority ROLs(3)             14.641     11/1/40    1,901,680
                                                                                            ----------
                                                                                            $5,716,240
                                                                                            ==========

(1.) For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 6 of the Statement of Investments.

(2.) Represents the current interest rate for a variable rate bond known as an "inverse floater."

(3.) Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of December 31, 2010, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $18,000,000.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2010 are noted below. The


                8 | Oppenheimer Rochester Virginia Municipal Fund

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS December 31, 2010 (Unaudited)

primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $112,431,729(1)
                                 ============
Gross unrealized appreciation    $  3,107,092
Gross unrealized depreciation     (10,483,565)
                                 ------------
Net unrealized depreciation      $ (7,376,473)
                                 ============

(1.) The Federal tax cost of securities does not include cost of $17,973,204, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.


                9 | Oppenheimer Rochester Virginia Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2010, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Virginia Municipal Fund


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ William F. Glavin, Jr.
    ---------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 02/08/2011


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/08/2011